Form N-1A Cover		1 Months Ended
	Nov. 24, 2025	Dec. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Founder Funds Trust
Entity Central Index Key	0002077057
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 24, 2025
Prospectus Date		Dec. 02, 2025